Guarantor/Non-Guarantor Subsidiary Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Guarantor Non-guarantor Subsidiary Financial Information [Abstract]
Schedule of Effect of Prior Period Adjustments on Equity [Table Text Block]
The effect of the adjustment on equity as of January 1, 2012 was as follows:

(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
As previously reported	$7,890	3,465	1,716	(5,052)	8,019
Adjustment	—	450	465	(915)	—
Adjusted	$7,890	3,915	2,181	(5,967)	8,019

Guarantor Non-guarantor Subsidiary Financial Information, Balance Sheets, Current Period
Consolidating balance sheets

December 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$78	133	246	—	457
Restricted cash	11	—	3	—	14
Accounts receivable, net	816	—	295	—	1,111
Inventories	684	—	247	—	931
Deferred income taxes	146	—	16	—	162
Prepaid expenses	20	—	27	—	47
Total current assets	1,755	133	834	—	2,722
Property, plant and equipment, net	265	67	774	—	1,106
Cable and satellite television distribution rights, net	—	510	114	—	624
Goodwill	4,169	—	1,028	—	5,197
Other intangible assets, net	1,128	2,050	158	—	3,336
Other noncurrent assets	8	—	63	—	71
Investments in subsidiaries	4,894	1,628	—	(6,522)	—
Total assets	$12,219	4,388	2,971	(6,522)	13,056
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	11	—	13
Accounts payable-trade	266	—	159	—	425
Accrued liabilities	463	96	470	—	1,029
Intercompany accounts payable (receivable)	1,019	(879)	(140)	—	—
Total current liabilities	1,750	(783)	500	—	1,467
Long-term portion of debt and capital lease obligations	3,745	—	55	—	3,800
Deferred compensation	13	—	1	—	14
Deferred income taxes	399	923	4	—	1,326
Other long-term liabilities	90	—	18	—	108
Total liabilities	5,997	140	578	—	6,715
Equity:
QVC, Inc. shareholder's equity	6,222	4,248	2,274	(6,522)	6,222
Noncontrolling interest	—	—	119	—	119
Total equity	6,222	4,248	2,393	(6,522)	6,341
Total liabilities and equity	$12,219	4,388	2,971	(6,522)	13,056

Guarantor Non-guarantor Subsidiary Financial Information, Balance Sheets, Prior Period
Consolidating balance sheets

December 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$78	133	246	—	457
Restricted cash	11	—	3	—	14
Accounts receivable, net	816	—	295	—	1,111
Inventories	684	—	247	—	931
Deferred income taxes	146	—	16	—	162
Prepaid expenses	20	—	27	—	47
Total current assets	1,755	133	834	—	2,722
Property, plant and equipment, net	265	67	774	—	1,106
Cable and satellite television distribution rights, net	—	510	114	—	624
Goodwill	4,169	—	1,028	—	5,197
Other intangible assets, net	1,128	2,050	158	—	3,336
Other noncurrent assets	8	—	63	—	71
Investments in subsidiaries	4,894	1,628	—	(6,522)	—
Total assets	$12,219	4,388	2,971	(6,522)	13,056
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	11	—	13
Accounts payable-trade	266	—	159	—	425
Accrued liabilities	463	96	470	—	1,029
Intercompany accounts payable (receivable)	1,019	(879)	(140)	—	—
Total current liabilities	1,750	(783)	500	—	1,467
Long-term portion of debt and capital lease obligations	3,745	—	55	—	3,800
Deferred compensation	13	—	1	—	14
Deferred income taxes	399	923	4	—	1,326
Other long-term liabilities	90	—	18	—	108
Total liabilities	5,997	140	578	—	6,715
Equity:
QVC, Inc. shareholder's equity	6,222	4,248	2,274	(6,522)	6,222
Noncontrolling interest	—	—	119	—	119
Total equity	6,222	4,248	2,393	(6,522)	6,341
Total liabilities and equity	$12,219	4,388	2,971	(6,522)	13,056

Guarantor Non-guarantor Subsidiary Financial Information, Statements of Operations, Current Period
Consolidating statements of operations

Year ended December, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,914	841	2,914	(1,046)	8,623
Cost of goods sold	3,804	107	1,831	(277)	5,465
Gross profit	2,110	734	1,083	(769)	3,158
Operating expenses:
Operating	168	214	358	—	740
Selling, general and administrative, including stock-based compensation	1,028	—	356	(769)	615
Depreciation	38	6	83	—	127
Amortization of intangible assets	204	146	81	—	431
Intercompany management expense (income)	50	1	(51)	—	—
	1,488	367	827	(769)	1,913
Operating income	622	367	256	—	1,245
Other (expense) income:
Equity in losses of investee	—	—	(4)	—	(4)
Gains on financial instruments	12	—	3	—	15
Interest expense, net	(214)	—	—	—	(214)
Foreign currency (loss) gain	(13)	—	14	—	1
Loss on extinguishment of debt	(57)	—	—	—	(57)
Intercompany interest (expense) income	(16)	51	(35)	—	—
	(288)	51	(22)	—	(259)
Income before income taxes	334	418	234	—	986
Income tax expense	(119)	(132)	(102)	—	(353)
Equity in earnings of subsidiaries, net of tax	418	67	—	(485)	—
Net income	633	353	132	(485)	633
Less net income attributable to the noncontrolling interest	(45)	—	(45)	45	(45)
Net income attributable to QVC, Inc. shareholder	$588	353	87	(440)	588

Guarantor Non-guarantor Subsidiary Financial Information, Statements of Operations, Prior Period
Consolidating statements of operations - Adjusted

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,485	790	2,988	(995)	8,268
Cost of goods sold	3,507	120	1,906	(255)	5,278
Gross profit	1,978	670	1,082	(740)	2,990
Operating expenses:
Operating	166	201	377	—	744
Selling, general and administrative, including stock-based compensation	947	—	328	(740)	535
Depreciation	36	4	95	—	135
Amortization of intangible assets	242	133	64	—	439
Intercompany management expense (income)	89	(27)	(62)	—	—
	1,480	311	802	(740)	1,853
Operating income	498	359	280	—	1,137
Other (expense) income:
Equity in losses of investee	—	—	(2)	—	(2)
Gains on financial instruments	50	—	—	—	50
Interest (expense) income	(230)	—	1	—	(229)
Foreign currency (loss) gain	(3)	(2)	3	—	(2)
Intercompany interest (expense) income	(9)	53	(44)	—	—
	(192)	51	(42)	—	(183)
Income before income taxes	306	410	238	—	954
Income tax expense	(110)	(124)	(108)	—	(342)
Equity in earnings of subsidiaries, net of tax	416	70	—	(486)	—
Net income	612	356	130	(486)	612
Less net income attributable to the noncontrolling interest	(52)	—	(52)	52	(52)
Net income attributable to QVC, Inc. shareholder	$560	356	78	(434)	560
Consolidating statements of operations - Adjusted

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,653	819	3,078	(1,034)	8,516
Cost of goods sold	3,644	116	1,941	(282)	5,419
Gross profit	2,009	703	1,137	(752)	3,097
Operating expenses:
Operating	140	206	369	—	715
Selling, general and administrative, including stock-based compensation	1,002	1	337	(752)	588
Depreciation	35	4	87	—	126
Amortization of intangible assets	204	130	66	—	400
Intercompany management expense (income)	60	(14)	(46)	—	—
	1,441	327	813	(752)	1,829
Operating income	568	376	324	—	1,268
Other (expense) income:
Equity in losses of investee	—	—	(4)	—	(4)
Gains on financial instruments	48	—	—	—	48
Interest expense, net	(233)	—	—	—	(233)
Foreign currency (loss) gain	(10)	4	8	—	2
Intercompany interest (expense) income	(13)	51	(38)	—	—
	(208)	55	(34)	—	(187)
Income before income taxes	360	431	290	—	1,081
Income tax expense	(116)	(141)	(137)	—	(394)
Equity in earnings of subsidiaries, net of tax	443	93	—	(536)	—
Net income	687	383	153	(536)	687
Less net income attributable to the noncontrolling interest	(63)	—	(63)	63	(63)
Net income attributable to QVC, Inc. shareholder	$624	383	90	(473)	624

Guarantor Non-guarantor Subsidiary Financial Information, Comprehensive Income (Loss), Current Period
Consolidating statements of comprehensive income

Year ended December 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	$633	353	132	(485)	633
Foreign currency translation adjustments	(72)	—	(72)	72	(72)
Total comprehensive income	561	353	60	(413)	561
Comprehensive income attributable to noncontrolling interest	(20)	—	(20)	20	(20)
Comprehensive income attributable to QVC, Inc. shareholder	$541	353	40	(393)	541

Guarantor Non-guarantor Subsidiary Financial Information, Comprehensive Income (Loss), Prior Period

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	612	356	130	(486)	612
Foreign currency translation adjustments	(10)	—	(10)	10	(10)
Total comprehensive income	602	356	120	(476)	602
Comprehensive income attributable to noncontrolling interest	(57)	—	(57)	57	(57)
Comprehensive income attributable to QVC, Inc. shareholder	$545	356	63	(419)	545

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income	$687	383	153	(536)	687
Foreign currency translation adjustments	(27)	—	(27)	27	(27)
Total comprehensive income	660	383	126	(509)	660
Comprehensive income attributable to noncontrolling interest	(44)	—	(44)	44	(44)
Comprehensive income attributable to QVC, Inc. shareholder	$616	383	82	(465)	616

Guarantor Non-guarantor Subsidiary Financial Information, Schedule of Cash Flows, Current Period
Consolidating statements of cash flows

Year ended December 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	$379	389	205	—	973
Investing activities:
Capital expenditures, net	(106)	(8)	(97)	—	(211)
Expenditures for cable and satellite television distribution rights, net	—	(56)	(2)	—	(58)
Decrease (increase) in restricted cash	2	—	(1)	—	1
Changes in other noncurrent assets	(1)	—	(1)	—	(2)
Intercompany investing activities	368	277	—	(645)	—
Net cash provided by (used in) investing activities	263	213	(101)	(645)	(270)
Financing activities:
Principal payments of debt and capital lease obligations	(2,375)	—	(12)	—	(2,387)
Principal borrowings of debt from senior secured credit facility	1,674	—	—	—	1,674
Proceeds from issuance of senior secured notes, net of original issue discount	1,050	—	—	—	1,050
Payment of debt origination fees	(16)	—	—	—	(16)
Payment of bond premium fees	(46)	—	—	—	(46)
Other financing activities	12	—	—	—	12
Dividends paid to Liberty	(1,005)	—	—	—	(1,005)
Dividends paid to noncontrolling interest	—	—	(45)	—	(45)
Net short-term intercompany debt borrowings (repayments)	190	(63)	(127)	—	—
Intercompany financing activities	(123)	(571)	49	645	—
Net cash used in financing activities	(639)	(634)	(135)	645	(763)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(23)	—	(23)
Net increase (decrease) in cash and cash equivalents	3	(32)	(54)	—	(83)
Cash and cash equivalents, beginning of period	75	165	300	—	540
Cash and cash equivalents, end of period	$78	133	246	—	457

Guarantor Non-guarantor Subsidiary Financial Information, Schedule of Cash Flows, Prior Period
Consolidating statements of cash flows - Adjusted

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	$225	380	213	—	818
Investing activities:
Capital expenditures, net	(83)	(8)	(168)	—	(259)
Expenditures for cable and satellite television distribution rights, net	—	(2)	—	—	(2)
Decrease in restricted cash	1	—	—	—	1
Changes in other noncurrent assets and liabilities	5	—	(1)	—	4
Intercompany investing activities	348	190	—	(538)	—
Net cash provided by (used in) investing activities	271	180	(169)	(538)	(256)
Financing activities:
Principal payments of debt and capital lease obligations	(825)	—	(12)	—	(837)
Principal borrowings of debt from senior secured credit facility	465	—	—	—	465
Dividends paid to Liberty	(205)	—	—	—	(205)
Dividends paid to noncontrolling interest	—	—	(50)	—	(50)
Net short-term intercompany debt borrowings (repayments)	104	2	(106)	—	—
Intercompany financing activities	(76)	(499)	37	538	—
Net cash used in financing activities	(537)	(497)	(131)	538	(627)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	4	—	4
Net (decrease) increase in cash and cash equivalents	(41)	63	(83)	—	(61)
Cash and cash equivalents, beginning of period	44	160	417	—	621
Cash and cash equivalents, end of period	$3	223	334	—	560
Consolidating statements of cash flows - Adjusted

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	$462	412	332	—	1,206
Investing activities:
Capital expenditures, net	(76)	(5)	(165)	—	(246)
Expenditures for cable and satellite television distribution rights, net	—	(1)	(1)	—	(2)
Cash paid for joint ventures and acquisitions of businesses, net of cash received	—	—	(95)	—	(95)
Decrease in restricted cash	2	—	—	—	2
Changes in other noncurrent assets	(3)	—	—	—	(3)
Intercompany investing activities	443	265	—	(708)	—
Net cash provided by (used in) investing activities	366	259	(261)	(708)	(344)
Financing activities:
Principal payments of debt and capital lease obligations	(1,237)	—	(9)	—	(1,246)
Principal borrowings of debt from senior secured credit facility	1,717	—	—	—	1,717
Proceeds from issuance of senior secured notes	500	—	—	—	500
Payment of debt origination fees	(7)	—	—	—	(7)
Other financing activities	20	—	—	—	20
Dividends paid to Liberty	(1,817)	—	—	—	(1,817)
Dividend paid to noncontrolling interest	—	—	(29)	—	(29)
Net short-term intercompany debt borrowings (repayments)	214	(59)	(155)	—	—
Intercompany financing activities	(146)	(670)	108	708	—
Net cash used in financing activities	(756)	(729)	(85)	708	(862)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(20)	—	(20)
Net increase (decrease) in cash and cash equivalents	72	(58)	(34)	—	(20)
Cash and cash equivalents, beginning of period	3	223	334	—	560
Cash and cash equivalents, end of period	$75	165	300	—	540